SCHEDULE III Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost to Company, Buildings and Land Improvements	112,100,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	14,912,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	127,012,000
Accumulated Depreciation	(4,272,000)
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of the period	22,016,000	8,401,000
Additions during period:
Acquisitions	93,548,000	10,789,000
Improvements, etc.	11,448,000	2,826,000
Balance, at close of period	127,012,000	22,016,000
Residential Omaha, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	225,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	13,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	238,000
Accumulated Depreciation	(19,000)
Residential Houston, TX, Property One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	7,800,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	3,180,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	10,980,000
Accumulated Depreciation	(1,114,000)
Residential Philadelphia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	12,000,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	1,469,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	13,469,000
Accumulated Depreciation	(654,000)
Residential - Tampa, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	8,300,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	(150,000)
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	8,150,000
Accumulated Depreciation	(267,000)
Residential - Dayton, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	7,100,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	1,319,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	8,419,000
Accumulated Depreciation	(265,000)
Residential Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	41,025,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	2,318,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	43,343,000
Accumulated Depreciation	(920,000)
Residential Houston, TX, Property Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	11,400,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	6,717,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	18,117,000
Accumulated Depreciation	(1,023,000)
Residential Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	2,050,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	11,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	2,061,000
Accumulated Depreciation	(5,000)
Residential Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	2,275,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	4,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	2,279,000
Accumulated Depreciation	(5,000)
Residential Houston, TX, Property Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	5,500,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	11,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	5,511,000
Accumulated Depreciation	0
Residential Harris County, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company, Buildings and Land Improvements	14,425,000
Costs Capitalized Subsequent to Acquisition, Improvements Carrying Costs	20,000
Gross Amount at which Carried at Close of Period, Buildings and Land Improvements Total	14,445,000
Accumulated Depreciation	$ 0
Minimum [Member] | Residential Omaha, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Houston, TX, Property One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Philadelphia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential - Tampa, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential - Dayton, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Houston, TX, Property Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Houston, TX, Property Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Minimum [Member] | Residential Harris County, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	3 years
Maximum [Member] | Residential Omaha, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Houston, TX, Property One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Philadelphia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential - Tampa, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential - Dayton, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Houston, TX, Property Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Houston, TX, Property Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months
Maximum [Member] | Residential Harris County, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Life on which Depreciation in Latest Income is Computed	27 years 6 months